Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) $ in Thousands	Jan. 27, 2022 USD ($)
Share purchase agreement [Member]
Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) [Line Items]
Net liabilities excluding of cash acquired	$ 1,548